UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended:   September 30, 2011
                                                 -------------------------------

Check here if Amendment                          [ ] Amendment Number: ____
This Amendment (Check only one.):                [ ] is a restatement
                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Chou Associates Management Inc.
           --------------------------------------
Address:   110 Sheppard Avenue East
           --------------------------------------
           Suite 301, Box 18
           --------------------------------------
           Toronto ON  M2N 6Y8
           --------------------------------------

Form 13F File Number:      028-12878
                        ---------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Francis S.M. Chou
           --------------------------------------
Title:     CEO
           --------------------------------------
Phone:     (416) 214-0675
           --------------------------------------

Signature, Place, and Date of Signing:

     /s/ Francis S.M. Chou            Toronto, ON          November 14, 2011
-------------------------------     ---------------       -------------------
          (Signature)                (City, State)               (Date)

Report Type ( Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                          ---------------
Form 13F Information Table Entry Total:         36
                                          ---------------
Form 13F Information Table Value Total:       382,930     (thousands)
                                          ---------------


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

         COLUMN 1                 COLUMN 2       COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8
                                                            VALUE     SHRS OR  SH/ PUT/  INVESTMENT    OTHER     VOTING AUTHORITY
      NAME OF ISSUER               TITLE          CUSIP    (x$1000)   PRN AMT  PRN CALL  DISCRETION  MANAGERS   SOLE    SHARED  NONE
ABITIBIBOWATER INC            COM NEW           003687209    40,403  2,693,549 SH           SOLE              2,693,549      0     0
BANK OF AMERICA CORPORATION   W EXP 01/16/201   060505146    17,344  6,400,000 SH           SOLE              6,400,000      0     0
BERKSHIRE HATHAWAY INC DEL    CL A              084670108    32,040        300 SH           SOLE                    300      0     0
BP PLC                        SPONSORED ADR     055622104       361     10,000 SH           SOLE                 10,000      0     0
CHINA YUCHAI INTL LTD         COM               G21082105       371     25,426 SH           SOLE                 25,426      0     0
CHUNGHWA TELECOM CO LTD       SPON ADR NEW11    17133Q502     4,359    132,088 SH           SOLE                132,088      0     0
CITIGROUP INC                 COM NEW           172967424     5,513    215,191 SH           SOLE                215,191      0     0
COMPUCREDIT HLDGS CORP        NOTE 5.875%11/3   20478NAD2     5,776 13,150,000 PRN          SOLE             13,150,000      0     0
CRYPTOLOGIC LIMITED           SHS               G3159C109        50     45,100 SH           SOLE                 45,100      0     0
FLAGSTONE REINSURANCE HOLDIN  COM               L3466T104    11,625  1,500,000 SH           SOLE              1,500,000      0     0
GANNETT INC                   COM               364730101     3,079    323,035 SH           SOLE                323,035      0     0
GAP INC DEL                   COM               364760108     6,098    375,490 SH           SOLE                375,490      0     0
GOLDMAN SACHS GROUP INC       COM               38141G104    15,601    165,000 SH           SOLE                165,000      0     0
JPMORGAN CHASE & CO           W EXP 10/28/201   46634E114    11,911  1,279,423 SH           SOLE              1,279,423      0     0
LEVEL 3 COMMUNICATIONS INC    NOTE 15.000% 1/1  52729NBM1    45,002 35,250,000 PRN          SOLE             35,250,000      0     0
LEVEL 3 COMMUNICATIONS INC    NOTE 6.500%10/0   52729NBR0     2,131  1,470,000 PRN          SOLE              1,470,000      0     0
MANNKIND CORP                 NOTE 3.750%12/1   56400PAA0     4,971  8,900,000 PRN          SOLE              8,900,000      0     0
MANNKIND CORP                 COM               56400P201     9,244  2,438,989 SH           SOLE              2,438,989      0     0
MEDIA GEN INC                 CL A              584404107     1,813    949,082 SH           SOLE                949,082      0     0
NOKIA CORP                    SPONSORED ADR     654902204       170     30,000 SH           SOLE                 30,000      0     0
OFFICE DEPOT INC              COM               676220106     4,838  2,348,501 SH           SOLE              2,348,501      0     0
OVERSTOCK COM INC DEL         COM               690370101    21,416  2,310,209 SH           SOLE              2,310,209      0     0
PRIMUS TELECOMMUNICATIONS GR  COM               741929301     4,794    451,022 SH           SOLE                451,022      0     0
QIAO XING MOBILE COMM CO LTD  SHS               G73031109       733    732,633 SH           SOLE                732,633      0     0
RADIOSHACK CORP               COM               750438103    11,620  1,000,000 SH           SOLE              1,000,000      0     0
RYANAIR HLDGS PLC             SPONSORED ADR     783513104       695     27,000 SH           SOLE                 27,000      0     0
SANOFI                        SPONSORED ADR     80105N105    13,448    410,000 SH           SOLE                410,000      0     0
SEARS HLDGS CORP              COM               812350106    27,822    483,700 SH           SOLE                483,700      0     0
SK TELECOM LTD                SPONSORED ADR     78440P108     2,392    170,000 SH           SOLE                170,000      0     0
SPRINT NEXTEL CORP            COM SER 1         852061100    18,615  6,123,200 SH           SOLE              6,123,200      0     0
SYMETRA FINL CORP             COM               87151Q106     1,418    174,000 SH           SOLE                174,000      0     0
UTSTARCOM INC                 COM               918076100     1,272  1,247,051 SH           SOLE              1,247,051      0     0
VALEANT PHARMACEUTICALS INTL  COM               91911K102     4,691    126,377 SH           SOLE                126,377      0     0
VODAFONE GROUP PLC NEW        SPONS ADR NEW     92857W209       257     10,000 SH           SOLE                 10,000      0     0
WATSON PHARMACEUTICALS INC    COM               942683103    43,366    635,400 SH           SOLE                635,400      0     0
WELLS FARGO & CO NEW          W EXP 10/28/201   949746119     7,691    997,500 SH           SOLE                997,500      0     0